Share-based payments - Movements in options and award plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	4,746,000	5,499,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	1,673,362
Outstanding at beginning of year/acquisition date, Weighted average	£ 1.27	£ 1.39
Granted in the year, weighted average exercise price	0.84	1.19
Exercised/released in the year, weighted average exercise price	1.21	1.21
Less: forfeited in the year, weighted average exercise price	1.23	1.51
Less: expired in the year, weighted average exercise price	1.33	2
Outstanding at end of year, Weighted average exercise price	£ 0.95	£ 1.27